Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Y	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Variable economic interest rate					50.00%		50.00%
Real estate percentage of sales price maintained					1.00%		1.00%
Real estate warranty period					1		1
Interest incurred	$ 7.1	$ 8.7	$ 15.9	$ 22.3		$ 45.8
Capitalized interest	4.6	6.2	7.9	15.0		27.8	36.9	39.1	12.9
Real estate interest expense	2.5	2.5	8.0	7.3		18.0	24.5	23.7
Cash paid for interest	$ 8.9	$ 6.3	$ 10.7	$ 18.1		$ 39.5
Warrants to purchase common stock, issued		15,737,294		15,737,294	15,737,294
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue					3.00%		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue					5.00%		5.00%